Commitments, Contingencies and Guarantees - Narrative (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 5,200,000	$ 2,600,000	$ 3,900,000	$ 1,900,000	$ 400,000
Warranty liability	5,138,000		3,691,000	1,734,000
Warranty liability recorded as element of long-term liabilities	$ 300,000		$ 200,000